Note 26 - Impairment Testing of Goodwill and Intangible Assets With Indefinite Lives (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
	Consumer division		Commercial division		Germany	Total
	North America	UK	North America	UK
Goodwill	$128,502	$13,355	$153,421	$-	$5,395	$300,673
Brand	15,405	-	14,800	-	-	30,205
	$143,907	$13,355	$168,221	$-	$5,395	$330,878
	Consumer	Commercial	Total
	2017	2017	2017
Goodwill	$146,669	$142,532	289,201
Brand	16,491	14,663	31,154
	$163,160	$157,195	320,355